Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Income Tax [Line Items]
Income before income tax expense	$ 21,918	¥ 141,333	¥ 155,120	¥ 190,924
Computed "expected" tax expense	5,480	35,333	38,780	47,731
PRC dividend withholding tax	806	5,200	5,200	9,887
Non-taxable income	(1,233)	(7,950)		(1,874)
Preferential tax rates	(5,125)	(33,049)	(29,663)	(29,011)
Others	763	4,922	718	163
Total income tax expense	7,754	50,000	47,327	58,398
Hong Kong
Income Tax [Line Items]
Non-PRC entities not subject to income tax	(16)	(101)	11	69
Total income tax expense		0	0	0
British Virgin Islands
Income Tax [Line Items]
Non-PRC entities not subject to income tax	(321)	(2,072)	(479)	(631)
Cayman Islands
Income Tax [Line Items]
Non-PRC entities not subject to income tax	$ 7,400	¥ 47,717	¥ 32,760	¥ 32,064